United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 07, 2003

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	$82,746,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1269    43850 SH       SOLE                    43850
Alliance Capital Management LP COM              018548107      444    15400 SH       SOLE                    15400
Altria Group Inc.              COM              02209s103      300    10000 SH       SOLE                    10000
Amerada Hess                   COM              023551104      231     5226 SH       SOLE                     5226
American Express               COM              025816109      821    24700 SH       SOLE                    24700
American International Group   COM              026874107      419     8464 SH       SOLE                     8464
BP PLC                         COM              055622104     1141    29570 SH       SOLE                    29570
Bank of New York Co.           COM              064057102      451    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207      703      329 SH       SOLE                      329
Bristol-Myers Squibb           COM              110122108     1048    49600 SH       SOLE                    49600
Broadwing Inc.                 COM              111620100       82    20548 SH       SOLE                    20548
Cablevision NY Group           COM              12686c109      728    38314 SH       SOLE                    38314
Cabot Corp.                    COM              127055101      309    12950 SH       SOLE                    12950
Cardinal Health                COM              14149Y108      301     5286 SH       SOLE                     5286
Catalina Marketing             COM              148867104      715    37200 SH       SOLE                    37200
Cendant Corp.                  COM              151313103     2031   159925 SH       SOLE                   159925
Charles Schwab Corp.           COM              808513105     5069   702068 SH       SOLE                   702068
ChevronTexaco Corp.            COM              166751107      776    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     5243   152186 SH       SOLE                   152186
Coca Cola Co.                  COM              191216100      381     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      381     7000 SH       SOLE                     7000
Comcast Class A Special        COM              200300200      561    20400 SH       SOLE                    20400
Comcast Corp. Cl A             COM              20030N101      494    17268 SH       SOLE                    17268
Commerce Bancorp Inc. NJ       COM              200519106      437    11000 SH       SOLE                    11000
ConocoPhillips                 COM              20825C104      481     8976 SH       SOLE                     8976
Crescent Real Estate Equities  COM              225756105      389    27050 SH       SOLE                    27050
Duke Energy Corp.              COM              264399106      227    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      542    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      339    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1045    26253 SH       SOLE                    26253
Exxon Mobil Corporation        COM              30231G102     1949    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      295     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     2965     1000 SH       SOLE                     1000
General Electric               COM              369604103     3743   146798 SH       SOLE                   146798
HSBC Holdings PLC              COM              404280406     1212    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      401    50800 SH       SOLE                    50800
Honeywell Intl.                COM              438506107      513    24000 SH       SOLE                    24000
International Paper            COM              460146103      406    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1281    16338 SH       SOLE                    16338
Johnson & Johnson              COM              478160104    10641   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      836    20575 SH       SOLE                    20575
Kinder Morgan Energy Partners  COM              494550106      383    10350 SH       SOLE                    10350
LNR Property Corp.             COM              501940100      206     6125 SH       SOLE                     6125
Level 3 Communications         COM              52729N100      157    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     2027   208335 SH       SOLE                   208335
Loral Space & Commun. Ltd      COM              G56462107       13    39650 SH       SOLE                    39650
Marriott Intl Inc. CL A        COM              571903202      795    25000 SH       SOLE                    25000
Merck & Co.                    COM              589331107     8600   156983 SH       SOLE                   156983
National Australia Bank        COM              632525408      441     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      355    15000 SH       SOLE                    15000
News Corp, Ltd., Pfd.          COM              652487802      915    42775 SH       SOLE                    42775
Northern Border Partners       COM              664785102     1443    37750 SH       SOLE                    37750
Royal Dutch Petroleum          COM              780257804      849    20840 SH       SOLE                    20840
SBC Communications             COM              78387g103      641    31950 SH       SOLE                    31950
Suncor Energy Inc.             COM              867229106      210    12000 SH       SOLE                    12000
Texas Instruments Inc.         COM              882508104      786    48000 SH       SOLE                    48000
Travelers Property Corp. Class COM              89420G109      423    29989 SH       SOLE                    29989
U.S. Bancorp                   COM              902973304     1491    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      162    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      169    55425 SH       SOLE                    55425
Unitil Corp.                   COM              913259107      400    16000 SH       SOLE                    16000
Viacom Inc CL B                COM              925524308      238     6509 SH       SOLE                     6509
Vodafone Group PLC ADR F       COM              92857T107      187    10250 SH       SOLE                    10250
W.P. Carey & Co., LLC          COM              92930Y107     1838    73525 SH       SOLE                    73525
Walt Disney Co.                COM              254687106      561    32950 SH       SOLE                    32950
Waste Management               COM              94106L109      809    38200 SH       SOLE                    38200
Wells Fargo & Co.              COM              949746101     2070    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      229    15800 SH       SOLE                    15800
Westpac Banking Corp (ADR)     COM              961214301      362     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      107    23300 SH       SOLE                    23300
Williams Energy Ptnrs LP       COM              969491109     1408    38150 SH       SOLE                    38150
Wyeth                          COM              026609107      817    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105     1173    16574 SH       SOLE                    16574
Zimmer Holdings Inc.           COM              98956p102      241     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      251     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      393    19100 SH       SOLE                    19100
REPORT SUMMARY		       76 DATA RECORDS	             82746         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED